SUMMARY OF PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Prepaid Expenses And Other Receivables
Other receivables	$ 5,585	$ 340,848
VAT receivable	16,227	80,099
Prepayments	130,126	171,248
Prepaid expenses and other receivables	$ 151,938	$ 592,195